RELATED PARTY DISCLOSURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY DISCLOSURES
Sales	$ 676	$ 723
Purchases	215	237
Accounts receivable	38	33
Accounts payable and accrued liabilities	19	15
Compensation of Key Management Personnel
Salaries and other short-term benefits	14	15
Pension and other post-retirement benefits	3	5
Share-based compensation	47	32
Total	64	52
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	$ 269	$ 338